Interest income - Interest Income (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income [Abstract]
Interest from government securities		$ 53,452,622	$ 50,813,144	$ 74,109,634
Premium for reverse repurchase agreements		37,601,941	7,481,314	3,717,583
Interest from credit card loans		25,555,702	28,237,184	43,254,269
Stabilization Coefficient (CER) clause adjustment	[1]	18,319,527	3,844,224	163,733
Interest from other loans		16,980,842	17,010,427	11,135,173
Interest from commercial papers		14,704,772	15,370,046	22,718,311
Interest from consumer loans		14,541,326	14,433,958	18,567,571
UVA clause adjustment	[1]	13,943,778	13,935,893	22,319,438
Interest from overdrafts		8,467,937	16,323,560	20,890,008
Interest from car loans		5,569,849	4,520,700	2,977,629
Interest from mortgage loans		1,721,489	1,406,508	2,853,701
Interest from loans for the prefinancing and financing of exports		978,592	2,157,608	6,483,647
Interest from financial leases		957,071	817,102	1,209,718
Interest on loans to financial institutions		945,019	1,822,504	5,585,522
Interest from private securities		156,705	34,890	22,029
Other financial income		865,078	691,084	16,448
TOTAL		$ 214,762,250	$ 178,900,146	$ 236,024,414

[1]	Adjustment clauses based on the variation of the consumer price index.